Note 17 - Deferred Income Tax and Social Contribution - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ 1,513.7	R$ 1,517.4	R$ 579.0
Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0	10.1
Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,634.5)	(1,253.0)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,276.2	968.2
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	4,112.2	3,686.8
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	50.6	53.0
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	159.8	(82.4)
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.6)	(1.8)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	279.1	221.1
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,381.6)	(1,178.2)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(2,079.5)	(1,538.8)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	696.7	634.7
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	78.3	122.6
ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,019.6)	(1,460.8)
Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	90.4	R$ 17.8
Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	214.9
Not later than one year [member] | Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.0
Not later than one year [member] | Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.5)
Not later than one year [member] | Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	309.4
Not later than one year [member] | Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(176.0)
Not later than one year [member] | Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	37.3
Not later than one year [member] | Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(122.9)
Not later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.6)
Not later than one year [member] | Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	291.9
Not later than one year [member] | Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(11.0)
Not later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(151.2)
Not later than one year [member] | Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.0
Not later than one year [member] | Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	383.3
Not later than one year [member] | Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.1
Not later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.0
Not later than one year [member] | Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	86.6
Not later than one year [member] | Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	644.4
Later than one year [member] | Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0
Later than one year [member] | Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,633.0)
Later than one year [member] | Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	966.8
Later than one year [member] | Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	4,288.2
Later than one year [member] | Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	13.3
Later than one year [member] | Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	282.7
Later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.0
Later than one year [member] | Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(12.8)
Later than one year [member] | Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,370.6)
Later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,928.3)
Later than one year [member] | Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Later than one year [member] | Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	313.4
Later than one year [member] | Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	78.2
Later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,019.6)
Later than one year [member] | Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	3.8
Later than one year [member] | Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (429.5)